Note 2 - Allowance for Credit Losses: Past Due Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Past Due Financing Receivables

September 30, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,938,335	$1,050,044	$1,962,772	$4,951,151
Premier Loans	970,268	511,941	1,026,313	2,508,522
Other Consumer Loans	12,639,719	6,357,375	14,555,950	33,553,044
Real Estate Loans	570,270	318,770	1,370,730	2,259,770
Sales Finance Contracts	1,871,930	1,055,581	2,128,285	5,055,796
Total	$17,990,522	$9,293,711	$21,044,050	$48,328,283

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,089,313	$1,576,158	$3,079,737	$6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contractss	1,691,694	754,381	1,755,318	4,201,393
Total	$22,165,338	$12,713,225	$28,319,083	$63,197,646